Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest expense on deposits:
NOW and MMDAs	$ 98	$ 95
Savings accounts	11	10
Certificates of deposit	717	929
Total	$ 826	$ 1,034